Accounting information and policies	12 Months Ended
Jun. 30, 2024
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies	Introduction
This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements specific to a note are included in the note to which they relate. Furthermore, the section details new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies(a) Basis of preparation
The consolidated financial statements are prepared in accordance with IFRS® Accounting Standards (IFRSs) adopted by the UK (UK-
adopted International Accounting Standards) and IFRSs, as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee. IFRS as adopted by the UK differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.
(b) Going concern
Management prepared 18 month cash flow forecasts which were also sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions for mid-single digit net sales growth, slightly growing operating margin and global TBA market share growth. In light of the ongoing geo-political volatility, the base case outlook and severe but plausible downside scenarios incorporated considerations for a prolonged global recession, supply chain disruptions, higher inflation and further geo-political deterioration. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, lower level of A&P and investment in maturing stock, as well as a temporary suspension or reduction in its return of capital to shareholders (dividends or share buybacks) in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's consolidated financial statements.
(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.
(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in US dollar, which is the functional currency of the parent company, Diageo plc. The functional currency of Diageo plc is determined by using management judgement that considers the parent company as an extension of its subsidiaries.
Starting 1 July 2023, in line with reporting requirements, the functional currency of Diageo plc changed from sterling to US dollar which is applied prospectively. This is because the group's share of net sales and expenses in the United States and other countries whose currencies correlate closely with the US dollar has been increasing over the years, and that trend is expected to continue in line with the group's strategic focus. Diageo also decided to change its presentation currency to US dollar with effect from 1 July 2023, applied retrospectively, as it believes that this change will provide better alignment of the reporting of performance with its business exposures.
The income statements and cash flows of non US dollar entities are translated into US dollar at weighted average rates of exchange, except for subsidiaries in hyperinflationary economies that are translated with the closing rate at the end of the year and for substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at the relevant year end closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of non US dollar entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement.
Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction.
Share capital, share premium, capital redemption reserve included in other reserves and own shares at 30 June 2023, 30 June 2022 and 30 June 2021 in the statement of changes in equity are translated to US dollar at the closing exchange rate at the relevant balance sheet date; exchange differences arising on the retranslation to closing rates are taken to the exchange reserve. From 1 July 2023, as
Diageo plc changed its functional currency, the share capital, share premium, capital redemption reserve included in other reserves and own shares in the consolidated statement of changes in equity are recorded in US dollar.
The cumulative foreign exchange translation reserve was set to zero on 1 July 2004, the date of transition to IFRS and this reserve is re-presented as if the group reported in US dollar since that date.
As a result of the functional and presentation currency change, the group has realigned its economic hedging portfolio managing balance sheet translation risk in line with the changed foreign exchange risk management objective. The group has also realigned its net investment hedging portfolio in line with the new currency exposures and as part of this exercise Diageo has re-designated its buy
US dollar sell sterling cross currency interest swaps in net investment hedge relationships previously used in cash flow hedging foreign currency debt of the group.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2024, expressed in sterling and euros per $1, were as follows:

	2024	2023	2022
Sterling
Income statement and cash flows(1)	0.80	0.83	0.75
Assets and liabilities(2)	0.79	0.79	0.83
Euro
Income statement and cash flows(1)	0.93	0.96	0.89
Assets and liabilities(2)	0.93	0.93	0.96
(1) Weighted average rates
(2) Closing rates
The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information, see note 16.
(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the Directors consider could have a significant impact on the financial statements are set out in the related notes as follows:
–Taxation – management judgement whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages
256 and 306.
–Brands, goodwill, other intangibles and contingent considerations – management judgement whether the assets and liabilities are to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset and contingent consideration value – page 265.
–Post-employment benefits – management judgement whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 274.
–Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement; and significant unprovided tax matters where maximum exposure is provided for each – page 304.
(f) Hyperinflationary accounting
The group applied hyperinflationary accounting for its operations in Türkiye, Argentina, Ghana and Venezuela.
The group applies hyperinflationary accounting for its operations in Ghana starting from 1 July 2023. Hyperinflationary accounting needs to be applied as if Ghana had always been a hyperinflationary economy, hence, as per Diageo’s accounting policy choice, the differences between equity at 30 June 2023 as reported and the equity after the restatement of the non-monetary items to the measuring unit current at 30 June 2023 were recognised in retained earnings.
The group’s consolidated financial statements include the results and financial position of its operations in hyperinflationary economies restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements are not restated. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented in other comprehensive income.
The movement in the publicly available official price index for the year ended 30 June 2024 was 72% (2023 – 38%; 2022 – 79%)
in Türkiye, 270% (2023 – 116%; 2022 – 64%) in Argentina and 23% in Ghana. The inflation rate used by the group in the case of
Venezuela is provided by an independent valuer because no reliable, officially published rate is available. Movement in the price index for the year ended 30 June 2024 was 77% (2023 – 382%; 2022 – 268%) in Venezuela.
Recent developments in Venezuela led management to change its estimate for the exchange rate of VES/$ to be the official exchange rate published by Bloomberg. Figures for the year ended 30 June 2024 show the results of the Venezuelan operation consolidated at the official closing exchange rate.
(g) New accounting standards and interpretations
The following standard and amendments to the accounting standards, issued by the IASB and endorsed by the UK, were adopted by the group from 1 July 2023 with no material impact on the group’s consolidated results, financial position or disclosures:
–IFRS 17 – Insurance Contracts
–Amendments to IAS 12 Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
–Amendments to IAS 1, 8 – Definition of Accounting Estimates
–Amendments to IAS 1 Disclosure Initiative – Accounting Policies
The following amendments issued by the IASB have been endorsed by the UK and have not yet been adopted by the group, which are not expected to have material impact on the group's consolidated results or financial position:
–Amendments to IAS 1 – Classification of Liabilities and Non-current Liabilities with Covenants (effective from the year ending
30 June 2025)
–Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback (effective from the year ending 30 June 2025)
–Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective from the year ending 30 June 2025)
There are a number of other standards, amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.
(h) Climate change considerations
The impact of climate change assessment and the net zero carbon emission target for Diageo's direct operations (Scope 1 & 2) for
2030 have been considered as part of the assessment of estimates and judgements in preparing the group's consolidated financial statements.
The climate change scenario analyses performed in 2024 – conducted in line with TCFD recommendations (‘Transition
Scenario’ (RCP 2.6), a ‘Moderate Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario’ (RCP 8.5)) – identified no material financial impact to these financial statements.
The following considerations were made in respect of the financial statements:
•The impact of climate change on factors (like residual values, useful lives and depreciation methods) that determine the carrying value of non-current assets.
•The impact of climate change on forecasts of cash flows used (including forecast depreciation in line with capital expenditure plans for Diageo's net zero carbon emission commitment) in impairment assessments for the value-in-use of non-current assets including goodwill (see note 9).
•The impact of climate change on post-employment assets.